Offsetting Assets and Liabilities - Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives
Gross Amounts of Recognized Liabilities	$ 2,731	$ 4,180
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Amounts of Liabilities Presented in the Consolidated Balance Sheets	2,731	4,180
Gross Amounts Not Offset in the Consolidated Balance Sheets
Financial Instruments	(2,397)	(3,703)
Cash Collateral	(38)	(181)
Securities Collateral	(294)	(293)
Net amount	2	3
OTC
Derivatives
Gross Amounts of Recognized Liabilities	2,630	4,048
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Amounts of Liabilities Presented in the Consolidated Balance Sheets	2,630	4,048
Gross Amounts Not Offset in the Consolidated Balance Sheets
Financial Instruments	(2,313)	(3,571)
Cash Collateral	(38)	(181)
Securities Collateral	(277)	(293)
Net amount	2	3
OTC cleared
Derivatives
Gross Amounts of Recognized Liabilities	9	41
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Amounts of Liabilities Presented in the Consolidated Balance Sheets	9	41
Gross Amounts Not Offset in the Consolidated Balance Sheets
Financial Instruments	(9)	(41)
Cash Collateral	0	0
Securities Collateral	0	0
Net amount	0	0
Exchange-traded
Derivatives
Gross Amounts of Recognized Liabilities	92	91
Gross Amounts Offset in the Consolidated Balance Sheets	0	0
Amounts of Liabilities Presented in the Consolidated Balance Sheets	92	91
Gross Amounts Not Offset in the Consolidated Balance Sheets
Financial Instruments	(75)	(91)
Cash Collateral	0	0
Securities Collateral	(17)	0
Net amount	$ 0	$ 0